Income Tax - Schedule of Components of the Company’s Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Intangible assets	$ 10,162	$ 13,789
Reserves and allowances	384	530
Right-of-use assets	5,121	5,169
Gross deferred tax liabilities	15,667	19,488
Deferred tax assets:
Carry-forwards losses	2,092	3,668
Intangible assets	494	1,495
Reserves and allowances	4,603	4,054
Lease liabilities	5,525	5,390
Gross deferred tax assets	12,714	14,607
Net deferred tax liabilities	$ (2,953)	$ (4,881)